GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Todos Medical Ltd. (the “Company” or “Todos”) was incorporated under the laws of the State of Israel and commenced its operations on April 22, 2010. The Company engineers life-saving diagnostic solutions for the early detection of a variety of cancers. The Company’s patented Todos Biochemical Infrared Analyses (TBIA) is a proprietary cancer-screening technology using peripheral blood analysis that deploys deep examination into cancer’s influence on the immune system, looking for biochemical changes in blood mononuclear cells and plasma. Todos’ two internally developed cancer-screening tests, TMB-1 and TMB-2, have received a CE mark in Europe.

Todos is also developing blood tests for the early detection of neurodegenerative disorders, such as Alzheimer’s disease. The Lymphocyte Proliferation Test (LymPro Test™) is a diagnostic blood test that determines the ability of peripheral blood lymphocytes (PBLs) and monocytes to withstand an exogenous mitogenic stimulation that induces them to enter the cell cycle. LymPro is unique in the use of peripheral blood lymphocytes as a surrogate for neuronal cell function, suggesting a common relationship between PBLs and neurons in the brain.

Commencing 2020, the Company through its U.S. subsidiary (Corona Diagnostics, LLC) has entered into several distribution agreements with other companies to distribute certain novel coronavirus (COVID-19) test kits. The agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple third-party manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States.

Additionally, during 2021, upon completion of the Share Purchase Agreement for the purchase of Provista Diagnostics, Inc. (see below), the Company, through Provista Diagnostics, Inc. provide diagnostic testing laboratory services currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries.

In December 2020, the Company announced the commercial launch of its proprietary 3CL protease inhibitor dietary supplement Tollovid™. Tollovid, a mix of botanical extracts, is being targeted to support healthy immune function against circulating coronaviruses. Tollovid was granted a Certificate of Free Sale by the US Food and Drug Administration (FDA) in August 2020, allowing its commercial sale anywhere in the United States. In May 2021, the FDA granted the Company a new Certificate of Free Sale for a second dosing regimen for Tollovid™ as a dietary supplement, under which the Company is authorized to market Tollovid with a dosing regimen of 60 pills over a five-day period, equivalent to 12 pills per day.

On March 11, 2022, we entered into a Share Purchase Agreement with 3CL Sciences Ltd. (“3CL”) and NLC Pharma Ltd. (“NLC”), pursuant to which we will acquire 52% of the issued and outstanding shares of 3CL and NLC will acquire 48% of the issued and outstanding shares of 3CL (the “Share Purchase Agreement”). Immediately prior to entering into the Share Purchase Agreement, NLC conveyed to 3CL all of the therapeutic, diagnostic, dietary supplement and pharmaceutical assets from NLC that relate to 3CL protease biology (which is used in the development, manufacture, sale and distribution of Tollovid™ and Tollovir™).

In consideration of the 3CL shares being issued to us, we undertook to raise $10,000 for 3CL and committed to issue to NLC $3,800 worth of our ordinary shares, based upon the closing price for our ordinary shares the day before the closing of the Share Purchase Agreement. The Company and NLC agreed to identify a seasoned biopharmaceutical CEO to run 3CL going forward. The board of directors of 3CL Sciences will be made up of five (5) individuals: three (3) appointed by the Company and two (2) appointed by NLC. We anticipate that the Share Purchase Agreement will close during the second quarter of 2022, subsequent to the date on which these unaudited condensed consolidated financial statements were issued.

Revenues of the year ended March 31, 2022, resulted from sales of COVID-19 related products, testing kits and dietary supplement, Tollovid™ .. Through March 31, 2022, the Company has not yet generated any revenue from its developed cancer-screening tests TMB-1 and TMB-2 or LymPro Test™.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except shares amounts)

B.	Foreign operations

1.	Todos Medical (Singapore) Pte Ltd

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name of Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of advancing clinical trials of the Company’s core technology for breast cancer in Southeast Asia. As of March 31, 2022, Todos Singapore has not yet commenced its business operations.

2.	Todos Medical USA

In January 2020, the Company incorporated a U.S. subsidiary named Todos Medical USA (“Todos U.S.”) for the purpose of conducting business as medical importer and distributor focused on the distribution of the Company’s testing products and services to customers in the North America and Latin America  .

3.	Corona Diagnostics, LLC

In April 2020, the Company incorporated a U.S. subsidiary named Corona Diagnostics, LLC (“Corona Diagnostics”) for the purpose of marketing COVID-19 related products in the United States to validate potential products the Company is contemplating distributing and creating marketing materials for the testing products based upon those validations.

4.	Breakthrough Diagnostics, Inc.

On July 28, 2020, the Company completed the purchase of 100% of the issued and outstanding common stock of Breakthrough Diagnostics, Inc. (“Breakthrough”) for entering into the field of early detection of Alzheimer’s disease.

Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”, it was also determined that the asset purchased had no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D was charged to expense in the consolidated statement of operations.

5.	Provista Diagnostics, Inc

On April 19, 2021, the Company entered into an Agreement to Purchase Provista Diagnostics, Inc. (“Agreement to Purchase”) with Strategic Investment Holdings, LLC (“SIH”), Ascenda BioSciences LLC (“Ascenda”) and Provista Diagnostics, Inc. (“Provista”).

Pursuant to the Agreement to Purchase, the Company acquired Provista from Ascenda and SIH for an aggregate purchase price of $7,500 consisting of an initial cash payment of $1,250, the issuance of $1,500 in Ordinary Shares priced at $0.0512 per share, the issuance to SIH of a $3,500 convertible promissory note dated April 19, 2021 (the “Note”) and an additional cash payment of $1,250 in July 2021.

The Note has a maturity date of April 8, 2025, and is convertible beginning on October 20, 2021, into Ordinary Shares of the Company at a conversion price equal to the lesser of $0.05 or the volume weighted average price of the last 20 trading days for the Ordinary Shares prior to the date of conversion. In the event SIH delivers a Notice of Conversion to the Company at a per share price less than $0.05, the Company has the right to immediately notify SIH of its intention to pay the conversion amount in cash within three (3) business days of receipt of the Notice of Conversion. If, at any time between October 20, 2021 and April 20, 2022, the average of the lowest bid and closing sale price is below $0.05, the Company has the option to buy out all or any portion of the Note (the “Buyback Option”). In the event the Company exercises the Buyback Option for an amount equal to or greater than $1,170, SIH may not submit any conversions below $0.05 for ninety (90) days from receipt of the Buyback Amount.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands except shares amounts)

In the event that the Company uplists its Ordinary Shares to a national securities exchange, the Note shall automatically be exchanged into Series B preferred stock with a conversion price equal to the lesser of (a) $0.05, (b) the opening price on the day of the uplisting provides there is no transaction associated with the uplisting or (c) the deal price of an uplisting transaction.

As of the date of this quarterly report on Form 10-Q, SIH has not submitted a Conversion Notice.

On March 14, 2022, the Company entered into a Revolving Line of Credit Agreement with Testing 123, LLC (see Note ). Under the terms of the Revolving Line of Credit Agreement, the Company agreed to issue Testing 123, LLC shares, equal to a 10% ownership stake in Provista. In the event that additional shares of Provista are issued, the Company committed to issue the Lender additional shares such that his stake in Provista shall not be below 10%.

6.	Other entities

A.	In June 2020, the Company entered into agreement with NLC Pharma Ltd., under which Antigen COVID Test Killer was formed for the purpose of development of diagnostic candidate Antigen Killer and product commercialize through the Company’s sales channels.

See also note 1 regarding the Share Purchase Agreement with 3CL Sciences Ltd. Signed on March 11, 2022.

B.	In August 2020, the Company entered into an agreement with Care GB Plus Ltd, under which Bio Imagery Ltd. (“Bio Imagery”) has been incorporated for the purpose of developing, marketing and commercializing the Products and all the Intellectual Property of the Company (“Todos Cancer Assets”), developing new Intellectual Property, products and services, and pursue the business based on the Todos Cancer Assets and on new intellectual property that will be developed by Bio Imagery. As of March 31, 2022, Bio Imagery has not yet commenced its business operations.

The Company and its entities herein considered as the “Group”.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL

C.	Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development of its products and raising capital to fund this development. The development and commercialization of the Company’s products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. Since inception through March 31, 2022, the Company has incurred accumulated losses of $98,183. As of March 31, 2022, the Company’s current liabilities exceed its current assets by $6,778, and there is a shareholders’ deficit of $25,161. The Company has generated negative operating cash flow for all periods. As of May 15, 2022 (date of approval of these financial statements), the total cash and cash equivalent balance is approximately $28. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short-term and long-term loans and also through revenues from sales of corona testing related products. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

D.	Risk factors

As described in the above paragraph, the Company has a limited operating history and faces a number of risks and uncertainties, including risks and uncertainties regarding to potential dispute which related to commercial terms in connection with unpaid invoices (related to sales, net yet recognized as revenue) with one of its significant clients

E.	COVID-19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which the Company does business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain and shipments and caused significant economic and business disruption to the Company’s customers and vendors.

The COVID-19 pandemic has created and may continue to create significant opportunity under the uncertainty in macroeconomic conditions, which may cause further demand for the Company’s core business related to PCR testing kits and related materials and supplies as already reflected by recognized revenues of $2,199 and $5,031 during the three months ended March 31, 2022 and 2021, respectively. However, the Company may face uncertainties around its estimates of revenue collectability and accounts receivable credit losses and its expectation to receive funds from external sources for financing its operations. The Company expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the COVID-19 pandemic. The Company estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in the Company’s consolidated financial statements.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL

A.	Operations

Todos Medical Ltd. (the “Company” or “Todos”) was incorporated under the laws of the State of Israel and commenced its operations on April 22, 2010. The Company engineers life-saving diagnostic solutions for the early detection of a variety of cancers. The Company’s patented Todos Biochemical Infrared Analyses (TBIA) is a proprietary cancer-screening technology using peripheral blood analysis that deploys deep examination into cancer’s influence on the immune system, looking for biochemical changes in blood mononuclear cells and plasma. Todos’ two internally developed cancer-screening tests, TMB-1 and TMB-2, have received a CE mark in Europe.

Todos is also developing blood tests for the early detection of neurodegenerative disorders, such as Alzheimer’s disease. The Lymphocyte Proliferation Test (LymPro Test™) is a diagnostic blood test that determines the ability of peripheral blood lymphocytes (PBLs) and monocytes to withstand an exogenous mitogenic stimulation that induces them to enter the cell cycle. LymPro is unique in the use of peripheral blood lymphocytes as a surrogate for neuronal cell function, suggesting a common relationship between PBLs and neurons in the brain.

Additionally, commencing 2020, the Company through its U.S. subsidiary (Corona Diagnostics, LLC) has entered into several distribution agreements with other companies to distribute certain novel coronavirus (COVID-19) test kits. The agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple third-party manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States. Additionally, upon completion of the Share Purchase Agreement for the purchase of Provista Diagnostics, Inc. (see Note 3 below), the Company, through Provista Diagnostics, Inc. provide diagnostic testing laboratory currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries.

In December 2020, the Company announced the commercial launch of its proprietary 3CL protease inhibitor dietary supplement Tollovid™. Tollovid, a mix of botanical extracts, is being targeted to support healthy immune function against circulating coronaviruses. Tollovid was granted a Certificate of Free Sale by the US Food and Drug Administration (FDA) in August 2020, allowing its commercial sale anywhere in the United States. In May 2021, the FDA granted the Company a new Certificate of Free Sale for a second dosing regimen for Tollovid™ as a dietary supplement, under which the Company is authorized to market Tollovid with a dosing regimen of 60 pills over a five-day period, equivalent to 12 pills per day.

Revenues of the year ended December 31, 2021, resulted from sales of COVID-19 related products, testing kits and dietary supplement, Tollovid™ .. Through December 31, 2021, the Company has not yet generated any revenue from its developed cancer-screening tests TMB-1 and TMB-2 or LymPro Test™.

At an extraordinary general meeting of Company’s shareholders held on July 26, 2021, the shareholders voted to approve a reverse share split of the Company’s ordinary shares within a range of 1:2 to 1:500, to be effective at the ratio and on a date to be determined by the Board of Directors of the Company (the “Reverse Split”). Although Company’s shareholders approved the Reverse Split, all per share amounts and calculations in this annual report on Form 10-K and the accompanying financial statements do not reflect the effects of the Reverse Split, as the Board of Directors has not determined the ratio or the effective date of the Reverse Split. At its next general meeting, Todos’ shareholders will be asked to approve an extension of the deadline for the Reverse Split.

B.	Foreign operations

1.	Todos Medical (Singapore) Pte Ltd

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name of Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of advancing clinical trials of the Company’s core technology for breast cancer in Southeast Asia. As of December 31, 2021, Todos Singapore has not yet commenced its business operations.

2.	Todos Medical USA

In January 2020, the Company incorporated a U.S. subsidiary named Todos Medical USA (“Todos U.S.”) for the purpose of conducting business as medical importer and distributor focused on the distribution of the Company’s testing products and services to customers in the North America and Latin America.

3.	Corona Diagnostics, LLC

In April 2020, the Company incorporated a U.S. subsidiary named Corona Diagnostics, LLC (“Corona Diagnostics”) for the purpose of marketing COVID-19 related products in the United States to validate potential products the Company is contemplating distributing and creating marketing materials for the testing products based upon those validations.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 1 - GENERAL (CONT.)

4.	Breakthrough Diagnostics, Inc.

On February 27, 2019, the Company entered into Shares Purchase and Assignment of License Agreement with Amarantus Bioscience Holdings, Inc. (“Amarantus”), under which the Company purchased 19.99% of the issued and outstanding common stock of Breakthrough Diagnostics, Inc. (“Breakthrough”) for entering into the field of early detection of Alzheimer’s disease. On July 28, 2020, the Company entered into Amendment No. 1 to the Shares Purchase and Assignment of License Agreement with Amarantus, pursuant to which the Company completed the purchasing of the remaining 80.01% of the issued and outstanding common stock of Breakthrough for consideration that was based on the Company’s shares. See also Note 5A.

At the Closing Date, Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License represents IPR&D had no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D was charged to expense at the acquisition date as part of “Research and Development expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

5.	Provista Diagnostics, Inc

On April 19, 2021, the Company entered into a Share Purchase Agreement (“SPA”) with Strategic Investment Holdings, LLC, Ascenda BioSciences LLC (“SIH”, “Ascenda” and together referring as “Sellers”, respectively) and Provista Diagnostics, Inc. (“Provista”). Ascenda was the sole owner of the outstanding securities of Provista and SIH is the sole owner of all the outstanding securities of Ascenda. Provista is a medical diagnostics company based in Alpharetta, Georgia that owns the intellectual property rights to the proprietary breast cancer blood test, Videssa®, and has a diagnostic testing laboratory currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries. See also Note 3.

6.	Other entities

A.	In June 2020, the Company entered into agreement with NLC Pharma Ltd., under which Antigen COVID Test Killer was formed for the purpose of development diagnostic candidate Antigen Killer and product commercialize through the Company’s sales channels. See also Note 5B and Note 24 for subsequent events.

B.	In August 2020, the Company entered into agreement with Care GB Plus Ltd, under which Bio Imagery Ltd. (“Bio Imagery”) has been incorporated for the purpose of developing, marketing and commercializing the Products and all the Intellectual Property of the Company (“Todos Cancer Assets”) and to develop new Intellectual Property, products and services, and pursue the business based on the Todos Cancer Assets and on new intellectual property that will be developed by Bio Imagery. As of December 31, 2021, Bio Imagery has not yet commenced its business operations and the Company wrote off its investment in the amount of $618. See also Note 5C.

The Company and its entities herein considered as the “Group”.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL (CONT.)

C.	Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development of its products and raising capital to fund this development. The development and commercialization of the Company’s products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. Since inception through December 31, 2021, the Company has incurred accumulated losses of $90,595. As of December 31, 2021, the Company’s current liabilities exceed its current assets by $4,244, and there is a shareholders’ deficit of $24,212. The Company has generated negative operating cash flow for all periods. As of March 31, 2022 (date of approval of these financial statements), the total cash and cash equivalent balance (individual restricted cash) is approximately $31. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short-term and long-term loans and also through revenues from sales of corona testing related products. There can be no assurance that the Company will succeed in obtaining the necessary financing to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

D.	COVID-19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which the Company does business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain and shipments and caused significant economic and business disruption to the Company’s customers and vendors.

The COVID-19 pandemic has created and may continue to create significant opportunity under the uncertainty in macroeconomic conditions, which may cause further demand for the Company’s core business related to PCR testing kits and related materials and supplies as already reflected by recognized revenues of $12,230 and $5,207 during the years ended December 31, 2021 and 2020, respectively, substantially all of which was generated after July 2020. However, the Company may face uncertainties around its estimates of revenue collectability and accounts receivable credit losses and its expectation to receive funds from external sources for financing its operations. The Company expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the COVID-19 pandemic. The Company estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in the Company’s consolidated financial statements.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)